Shareholders' Equity (Details Textual) $ / shares in Units, $ in Thousands						1 Months Ended	12 Months Ended
	Dec. 24, 2017 $ / shares shares	Nov. 30, 2017 USD ($) $ / shares shares	Nov. 06, 2017 USD ($) shares	Sep. 27, 2017 $ / shares shares	Mar. 27, 2017 USD ($) $ / shares	Aug. 17, 2015 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Nov. 06, 2017 ₪ / shares	Nov. 06, 2017 $ / shares	Aug. 17, 2015 ₪ / shares	Aug. 17, 2015 $ / shares
Shareholders' Equity (Textual)
Proceeds received from issuance of ordinary shares							$ 18,971		$ 11,524
Issuance expenses on ordinary shares							$ 631		$ 1,126
Options grant/vest, description							The options vest and become exercisable at a rate of 1/16 of the options every three months.
Maturity date							Sep. 30, 2019
Non-Employee Plan [Member]
Shareholders' Equity (Textual)
Ordinary shares available for future grant | shares							450,412
Options vesting period							4 years
Options expiration, term							Options granted under the Non-Employee Director Plan generally expire after six years from the date of grant.
Convertible Notes [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares | shares				11,594
Conversion price, per share | $ / shares		$ 1.85		$ 2.50
Conversion of amount		$ 925
Conversion of shares | shares		500,000
Warburg Pincus [Member]
Shareholders' Equity (Textual)
Ownership, percentage	52.00%
Warburg Pincus [Member] | Convertible Notes [Member]
Shareholders' Equity (Textual)
Offering price per share | $ / shares											$ 1.85
Ownership, percentage	52.00%
Conversion price, per share | $ / shares	$ 1.85										1.85
Conversion of shares | shares	2,944,813
Equity Incentive Plan [Member]
Shareholders' Equity (Textual)
Options grant/vest, description							The per share exercise price for options shall be no less than 100% of the fair market value per ordinary share on the date of grant.
Ordinary shares available for future grant | shares							3,144,103
Options vesting period							4 years
Options expiration, term							Options granted under the Equity Incentive Plan generally expire after six years from the date of grant.
Equity Incentive Plan [Member] | Warburg Pincus [Member]
Shareholders' Equity (Textual)
Options grant/vest, description	Fifty percent of all outstanding options became fully vested.
Options vesting period	1 year
Non-vested stock options [Member]
Shareholders' Equity (Textual)
Unrecognized compensation expense							$ 812
Recognized over remaining weighted average period							11 months 26 days
Non-vested stock options [Member] | Non-Employee Plan [Member]
Shareholders' Equity (Textual)
Unrecognized compensation expense							$ 28
Recognized over remaining weighted average period							1 year
Public Offering [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares | shares						7,666,665
Offering price per share | (per share)												₪ 0.15	$ 1.65
Proceeds received from issuance of ordinary shares						$ 11,524
Issuance expenses on ordinary shares						$ 1,126
Private Offering [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares | shares			10,595,521
Offering price per share | (per share)										₪ 0.15	$ 1.85
Proceeds received from issuance of ordinary shares			$ 18,971
Issuance expenses on ordinary shares			$ 631
Private Offering [Member] | Convertible Notes [Member]
Shareholders' Equity (Textual)
Aggregate principal amount					$ 6,300
Interest rate					5.00%
Debt instrument, description					(i) 50% cash and (ii) 50% cash or ordinary shares at Cyren's election.
Notes, term					2 years 6 months
Conversion price, per share | $ / shares					$ 2.50
Conversion price, description					The conversion price was subject to adjustment should future equity issuances be priced at less than $2.10 per share.
Overallotment option [Member]
Shareholders' Equity (Textual)
Issuance of ordinary shares | shares						999,999